Notes Payable (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable
	Interest Rate	Term	March 31, 2018	December 31, 2017
Notes payable	0 - 6%	1 - 2 years	$46,895	$549,936

	Interest Rates	Term	December 31, 2017	June 30, 2017	June 30, 2016
Notes payable	6% - 10%	.5 – 1.5 years	$549,936	$26,130	$—